Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Industrials Portfolio
November 30, 2024
CYC-NPRT3-0125
1.810678.120
Common Stocks - 98.9%
	Shares	Value ($)
UNITED STATES - 98.9%
Industrials - 98.0%
Aerospace & Defense - 21.0%
Axon Enterprise Inc (a)	8,400	5,434,464
Boeing Co (a)	150,158	23,340,560
GE Aerospace	223,203	40,658,658
General Dynamics Corp	42,400	12,042,024
Howmet Aerospace Inc	289,437	34,263,552
Huntington Ingalls Industries Inc	14,300	2,830,256
Loar Holdings Inc (b)	600	55,248
Lockheed Martin Corp	8,623	4,565,102
Rocket Lab USA Inc Class A (a)	43,600	1,189,408
Standardaero Inc (b)	3,100	88,846
TransDigm Group Inc	17,737	22,223,929
		146,692,047
Air Freight & Logistics - 2.1%
CH Robinson Worldwide Inc	13,000	1,372,540
FedEx Corp	43,800	13,256,946
		14,629,486
Building Products - 11.2%
AZEK Co Inc/The Class A (a)	239,600	12,727,552
Carlisle Cos Inc	19,400	8,859,980
Fortune Brands Innovations Inc	160,500	12,567,150
Johnson Controls International plc	106,500	8,931,090
Simpson Manufacturing Co Inc	37,080	6,985,872
Trane Technologies PLC	67,035	27,901,308
		77,972,952
Commercial Services & Supplies - 2.8%
Cintas Corp	28,900	6,525,331
Waste Connections Inc (United States)	68,500	13,184,195
		19,709,526
Construction & Engineering - 3.8%
Comfort Systems USA Inc	11,900	5,869,913
Quanta Services Inc	43,300	14,917,716
WillScot Holdings Corp (a)	157,900	6,038,096
		26,825,725
Electrical Equipment - 14.4%
AMETEK Inc	107,320	20,860,862
Eaton Corp PLC	67,300	25,265,766
GE Vernova Inc	100,850	33,696,002
Regal Rexnord Corp	88,270	15,245,112
Vertiv Holdings Co Class A	41,700	5,320,919
		100,388,661
Ground Transportation - 11.2%
CSX Corp	69,069	2,524,472
Knight-Swift Transportation Holdings Inc	210,400	12,489,344
Old Dominion Freight Line Inc	55,700	12,540,298
Uber Technologies Inc (a)	212,700	15,305,892
Union Pacific Corp	96,700	23,658,622
XPO Inc (a)	74,100	11,293,581
		77,812,209
Machinery - 21.4%
Caterpillar Inc	21,200	8,609,532
Chart Industries Inc (a)(b)	66,200	12,793,150
Deere & Co	24,300	11,321,370
Dover Corp	94,881	19,535,998
Ingersoll Rand Inc (b)	278,464	29,007,595
ITT Inc	128,800	20,108,256
Parker-Hannifin Corp	42,800	30,084,120
Westinghouse Air Brake Technologies Corp	87,100	17,474,002
		148,934,023
Professional Services - 2.8%
KBR Inc	128,600	7,822,738
Leidos Holdings Inc	70,289	11,625,801
		19,448,539
Trading Companies & Distributors - 7.3%
Core & Main Inc Class A (a)	161,100	7,821,405
FTAI Aviation Ltd	55,000	9,285,100
United Rentals Inc	19,600	16,973,600
Watsco Inc	12,200	6,729,520
WW Grainger Inc	8,109	9,774,102
		50,583,727
Materials - 0.9%
Construction Materials - 0.9%
Eagle Materials Inc	21,074	6,510,180
TOTAL UNITED STATES		689,507,075
TOTAL COMMON STOCKS (Cost $449,030,485)		689,507,075

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.64	8,145,235	8,146,864
Fidelity Securities Lending Cash Central Fund (c)(d)	4.64	14,763,549	14,765,025
TOTAL MONEY MARKET FUNDS (Cost $22,911,889)			22,911,889

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $471,942,374)	712,418,964
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(15,215,165)
NET ASSETS - 100.0%	697,203,799

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	13,875,738	87,853,733	93,582,879	117,544	272	-	8,146,864	0.0%
Fidelity Securities Lending Cash Central Fund	437,175	82,287,029	67,959,179	5,292	-	-	14,765,025	0.1%
Total	14,312,913	170,140,762	161,542,058	122,836	272	-	22,911,889

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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